GOODWILL, INTANGIBLE AND TANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets	The carrying amounts of goodwill and intangible assets are
summarized as follows:

	December 31,
	2024	2023
Goodwill on acquisitions	3,605	3,908
Concessions, patents and licenses	285	266
Customer relationships and trade marks	204	155
Emission rights	246	642
Other	113	131
Total	4,453	5,102
Other intangible assets are summarized as follows:

	Concessions, patents and licenses	Customer relationships and trade marks	Other[1]	Total
Cost
At December 31, 2022	446	1,091	990	2,527
Acquisitions	75	—	102	177
Acquisitions through business combinations (note 2.2.4)	8	24	100	132
Disposals	—	—	(222)	(222)
Divestment (note 2.3.1)	(18)	—	—	(18)
Foreign exchange differences	32	49	36	117
Transfers and other movements	13	4	18	35
At December 31, 2023	556	1,168	1,024	2,748
Acquisitions	85	—	42	127
Acquisitions through business combination (note 2.2.4)	—	58	—	58
Disposal	—	—	(182)	(182)
Foreign exchange differences	(82)	(92)	(62)	(236)
Transfers and other movements	27	14	(193)	(152)
Fully amortized intangible assets	(35)	(322)	(3)	(360)
At December 31, 2024	551	826	626	2,003

Accumulated amortization and impairment losses
At December 31, 2022	238	958	195	1,391
Divestment (note 2.3.1)	(18)	—	—	(18)
Amortization charge	59	12	52	123
Foreign exchange differences	23	43	8	74
Transfers and other movements	(12)	—	(4)	(16)
At December 31, 2023	290	1,013	251	1,554
Amortization charge	67	15	25	107
Foreign exchange differences	(57)	(84)	(23)	(164)
Transfers and other movements	—	—	17	17
Fully amortized intangible assets	(34)	(322)	(3)	(359)
At December 31, 2024	266	622	267	1,155

Carrying amount
At December 31, 2023	266	155	773	1,194
At December 31, 2024	285	204	359	848
[1] Including emission rights of 246 and 642 at December 31, 2024 and 2023, respectively.
Schedule of Goodwill Acquired	Goodwill acquired in business combinations for each of the
Company’s operating segments and certain other CGUs and
GCGUs retrospectively adjusted for the change in segmentation is as follows:

	December 31, 2023	Acquisitions[1]	Foreign exchange differences and other movements	December 31, 2024
North America	1,563	—	(62)	1,501
Brazil	1,316	—	(254)	1,062
Europe	515	—	(27)	488
Sustainable Solutions	98	85	(5)	178
Others[3]	416	—	(40)	376
Total	3,908	85	(388)	3,605

	December 31, 2022	Acquisitions[1]	Foreign exchange differences and other movements	Divestments[2]	December 31, 2023
North America	1,540	—	23	—	1,563
Brazil	1,070	164	82	—	1,316
Europe	503	—	12	—	515
Sustainable Solutions	20	57	21	—	98
Others[3]	634	—	(24)	(194)	416
Total	3,767	221	114	(194)	3,908
1.See note 2.2.4
2.See note 2.3
3.Includes the CGU AMKR and the GCGU AMSA
Prior to January 1, 2024, the Company's goodwill impairment
testing was performed on the basis of five operating and
reportable segments. These segments are set forth below
(excluding Mining, which does not carry goodwill). Goodwill
acquired in business combinations for each of the Company’s
former operating segments as of December 31, 2023 is as
follows:

	December 31, 2022	Acquisitions[1]	Foreign exchange differences and other movements	Divestments[2]	December 31, 2023
NAFTA	1,540	—	23	—	1,563
Brazil	1,070	164	82	—	1,316
Europe	523	57	33	—	613
ACIS	634	—	(24)	(194)	416
Total	3,767	221	114	(194)	3,908
1. See note 2.2.4
2. See note 2.3

Schedule of Property, Plant and Equipment	Except for land and assets used in
mining activities, property, plant and equipment is depreciated using the straight-line method over the useful lives of the related assets as presented in the table below.

Asset Category	Useful Life Range
Land	Not depreciated
Buildings	10 to 50 years
Property plant & equipment	15 to 64 years
Auxiliary facilities	15 to 60 years
Other facilities	5 to 20 years
Property, plant and equipment and biological assets are summarized as follows:

	Land, buildings and Improvements	Machinery, equipment and other[2]	Construction in progress	Right-of-use assets	Mining Assets	Total
Cost
At December 31, 2022	9,476	34,133	5,887	2,003	3,440	54,939
Additions	61	291	4,372	258	52	5,034
Acquisitions through business combinations (note 2.2.4)	789	1,057	23	30	—	1,899
Foreign exchange differences	473	1,458	112	68	7	2,118
Disposals	(191)	(850)	(1)	—	(7)	(1,049)
Divestments (note 2.3.1)	(40)	(2,074)	(550)	—	(661)	(3,325)
Other movements [1]	282	1,950	(2,500)	(87)	201	(154)
At December 31, 2023	10,850	35,965	7,343	2,272	3,032	59,462
Additions	43	243	3,854	209	207	4,556
Acquisitions through business combinations (note 2.2.4)	36	18	—	—	—	54
Foreign exchange differences	(1,163)	(4,462)	(500)	(151)	(45)	(6,321)
Disposals	(82)	(470)	(77)	—	—	(629)
Other movements [1]	365	2,159	(2,267)	(94)	208	371
At December 31, 2024	10,049	33,453	8,353	2,236	3,402	57,493

Accumulated depreciation and impairment
At December 31, 2022	3,448	17,201	1,127	793	2,203	24,772
Depreciation charge for the year	315	1,875	—	235	127	2,552
Impairment (note 5.3)	16	529	233	—	66	844
Disposals	(187)	(808)	—	—	(7)	(1,002)
Foreign exchange differences	248	977	(2)	12	6	1,241
Divestments (note 2.3.1)	(26)	(1,521)	(235)	—	(571)	(2,353)
Other movements [1]	5	(101)	(40)	(112)	—	(248)
At December 31, 2023	3,819	18,152	1,083	928	1,824	25,806
Depreciation charge for the year	314	1,884	—	227	100	2,525
Impairment (note 5.3)	15	49	52	—	—	116
Disposals	(34)	(431)	—	—	—	(465)
Foreign exchange differences	(573)	(3,034)	(18)	(71)	(38)	(3,734)
Other movements [1]	5	23	(17)	(88)	11	(66)
At December 31, 2024	3,546	16,643	1,100	996	1,897	24,182

Carrying amount
At December 31, 2023	7,031	17,813	6,260	1,344	1,208	33,656
At December 31, 2024	6,503	16,810	7,253	1,240	1,505	33,311
1.Other movements predominantly represent transfers from construction in progress to other categories and retirement of fully depreciated assets and capitalization of borrowing costs.
2.Machinery, equipment and other includes biological assets of 74 and 64 as of December 31, 2024 and 2023, respectively, and bearer plants of 47 and 51 as of
December 31, 2024 and 2023, respectively.

Schedule of Impairment of Assets	mpairment charges were as follows:

	Year ended December 31,
Type of asset	2024	2023	2022
Goodwill	—	194	—
Intangible assets	—	—	6
Tangible assets	116	844	1,020
Total	116	1,038	1,026
he weighted average pre-tax discount rates used in
connection with the historical goodwill impairment testing in
2023 and based on the revised operating and reportable
segments, GCGUs and CGUs to which goodwill is allocated in
2024 are set forth below:

	North America	Brazil	Europe	Sustainable Solutions	AMSA	AMKR[1]
GCGU weighted average pre-tax discount rate used in 2024 (in %)	12.9	17.0	11.6	10.2	16.1	19.7
GCGU weighted average pre-tax discount rate used in 2023 (in %)	13.0	17.2	11.6	10.8	17.4	23.0
[1] Rates for AMKR are blended and include distinct country risk premiums reflecting differentiated pre-war and post-war conditions.

	AMSA	AMKR
Excess of recoverable amount over carrying amount	74	143
Increase in pre-tax discount rate (change in basis points)	115	181
Decrease in average selling price (change in %)	0.6%	1.7%
Decrease in shipments (change in %)	2.7%	5.7%

AML
Excess of recoverable amount over carrying amount	135
Increase in pre-tax discount rate (change in basis points)	109
Decrease in average selling price (change in %)	2.3%
Decrease in shipments (change in %)	4.2%

Cash Generating Unit	Region	Recoverable Amount (Value in Use)	Total Impairment Recorded	2023 Pre-Tax Discount Rate	2022 Pre-Tax Discount Rate	Carrying Amount of property, plant and equipment as of December 31, 2023
Long Products South Africa	South Africa	264	112	17.3%	17.5%	86

Cash-Generating Unit	Region	Recoverable Amount (Value in Use)	Total Impairment Recorded	2022 Pre-Tax Discount Rates		2021 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2022
				Applied to 2023 projections	Applied to subsequent projections
AMKR	Ukraine	1,003	1,026	47.1%	20.0%	16.9%	655